UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			WASHINGTON, D.c. 20549

			     FORM 13F
			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  June 30, 2002
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		The Robert Wood Johnson Foundation
Address:	P.O. Box 2316
		Princeton Forrestal Center
		Princeton, NJ  08543-2316
13F File Number:  28-839

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report of Behalf of Reporting Manager:

Name:		J. Warren Wood,III
Title:		Vice President, General Counsel and Secretary
Phone:		609-627-5907
Signature, Place, and Date of Signing:
   J. Warren Wood, III    Plainsboro, New Jersey   July 30, 2002
Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
Form 13F Information Table Entry Total:	8
Form 13F Information Table Value Total:	4,680,582.64
List of Other Included Managers:
 No.  13F File Number  Name
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
	FORM 13F INFORMATION TABLE

							   VALUE	  SHARES/	SH/	PUT/	INVSTMT	  OTHER		      VOTING AUTHORITY
	NAME OF ISSUER	  TITLE OF CLASS	CUSIP	   (X$1000)  	  PRN AMT	PRN	CALL	DSCRETN	  MANAGERS	SOLE       SHARED  NONE

	JOHNSON & JOHNSON Common		478160104   4,679,214.49  89,537,208	SH				Sole			89,537,208    0      0
	AMDOCS LTD        Common		G02602103     	   75.50      10,000
SH		Sole			    10,000    0      0
	AVANEX CORP       Common		05348W109      	   29.10      15,000
SH		Sole			    15,000    0	     0
	CISCO SYSTEMS INC Common		17275R102     	  448.37      32,141
SH		Sole			    32,141    0      0
	ESPERION THERAPEUTICS INC Common	29664R106    	  325.80      60,000
SH		Sole			    60,000    0      0
	PIXELWORKS INC	  Common		72581M107      	  138.44      16,500
SH		Sole			    16,500    0      0
	SABA SOFTWARE INC Common	 	784932105     	  249.90      98,000
SH		Sole			    98,000    0      0
	VITESSE           Common		928497106     	  101.05      32,491
SH		Sole			    32,491    0      0